Shareholder Report, Average Annual Return (Details)	12 Months Ended	48 Months Ended	60 Months Ended	105 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | Investment Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Class (without sales charge)
Average Annual Return, Percent	36.02%		17.26%			14.57%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	36.43%		17.63%			14.92%
Without Sales Load [Member] | Investment Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Class (without sales charge)
Average Annual Return, Percent	13.37%	7.75%			7.13%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	13.75%		8.07%			7.42%
Without Sales Load [Member] | Investment Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Class (without sales charge)
Average Annual Return, Percent	4.24%		4.17%			7.25%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	4.54%		4.43%			7.52%
Without Sales Load [Member] | Investment Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Class (without sales charge)
Average Annual Return, Percent	7.70%		8.49%			7.12%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	7.93%		8.76%			7.40%
Without Sales Load [Member] | Investment Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Class (without sales charge)
Average Annual Return, Percent	22.60%		13.32%			11.97%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	22.91%		13.59%			12.26%
Without Sales Load [Member] | Investment Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Class (without sales charge)
Average Annual Return, Percent	5.93%		5.70%			6.01%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	6.29%		5.98%			6.29%
Without Sales Load [Member] | Investment Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Class (without sales charge)
Average Annual Return, Percent	3.50%		0.33%	2.25%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	3.80%		0.58%	2.47%
FT Wilshire 5000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Average Annual Return, Percent	23.76%		14.10%			12.73%
Russell 1000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Average Annual Return, Percent	33.36%		18.96%			16.78%
FT Wilshire 5000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Average Annual Return, Percent	23.76%		14.10%			12.73%
Russell 1000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Average Annual Return, Percent	33.36%		18.96%			16.78%
FT Wilshire 5000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Average Annual Return, Percent	23.76%	14.10%			12.73%
Russell 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Average Annual Return, Percent	14.37%	8.68%			8.49%
FT Wilshire 5000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Average Annual Return, Percent	23.76%		14.10%			12.73%
Russell 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Average Annual Return, Percent	14.37%		8.68%			8.49%
FT Wilshire 5000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Average Annual Return, Percent	23.76%		14.10%			12.73%
Russell 2000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Average Annual Return, Percent	15.15%		6.86%			8.09%
FT Wilshire 5000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Average Annual Return, Percent	23.76%		14.10%			12.73%
Russell 2000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return
Average Annual Return, Percent	15.15%		6.86%			8.09%
FT Wilshire 5000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Average Annual Return, Percent	23.76%		14.10%			12.73%
Russell 2000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Total Return
Average Annual Return, Percent	8.05%		7.29%			7.14%
FT Wilshire 5000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Average Annual Return, Percent	23.76%		14.10%			12.73%
Russell 2000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Total Return
Average Annual Return, Percent	8.05%		7.29%			7.14%
FT Wilshire 5000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Average Annual Return, Percent	23.76%		14.10%			12.73%
FT Wilshire 5000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Index Total Return
Average Annual Return, Percent	23.76%		14.10%			12.73%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent	5.53%		4.10%			4.80%
MSCI ACWI ex-USA IMI Index Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index Net (USD)
Average Annual Return, Percent	5.23%		4.12%			4.91%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent	5.53%		4.10%			4.80%
MSCI ACWI ex-USA IMI Index Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index Net (USD)
Average Annual Return, Percent	5.23%		4.12%			4.91%
Bloomberg U.S. Universal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	2.04%		0.06%	1.61%
Custom Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Blended Index
Average Annual Return, Percent	3.76%		1.10%	2.62%
Bloomberg U.S. Universal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	2.04%		0.06%	1.61%
Custom Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Blended Index
Average Annual Return, Percent	3.76%		1.10%	2.62%